Principal Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Information on Subsidiaries
(1)	The Group has 62 consolidated subsidiaries. The significant subsidiaries of the Group include the following subsidiaries:

			Percentage of ownership
Name	Primary business activities	Country of incorporation	December 31, 2017	December 31, 2018
LINE Fukuoka Corp.	Management support	Japan	100.0%	100.0%
LINE Pay Corporation	Software Development and mobile payment service	Japan	100.0%	100.0%
LINE GAME Global Gateway, L.P.(1)	Investment	Japan	100.0%	100.0%
LINE Mobile Corporation(2)	Mobile virtual network operator	Japan	100.0%	49.0%
M.T.Burn Inc.	Advertising platform service	Japan	50.5%	50.5%
Gatebox Inc.	IoT hologram technology development	Japan	51.0%	51.0%
STAIRS Corporation(6)	Game Development	Japan	100.0%	49.5%
FIVE Inc.	Game Development	Japan	100.0%	100.0%
LINE Financial Corporation(3)	Financial related service	Japan	—	100.0%
LVC Corporation	Financial related service	Japan	—	100.0%
LINE Part-Time Job, Ltd.(4)	Job posting service	Japan	49.0%	60.0%
LINE Ventures Global Limited Liability Partnership	Investment	Japan	—	100.0%
LINE Ventures Japan Limited Liability Partnership	Investment	Japan	—	100.0%
LINE Digital Frontier Corporation(5)	Software development	Japan	—	70.0%
LINE Plus Corporation	Global marketing	Korea	100.0%	100.0%
LINE C&I Corporation	Investment	Korea	100.0%	100.0%
LINE Biz Plus Corporation	Mobile payment service	Korea	100.0%	100.0%
LINE Friends Corporation	Character goods business	Korea	100.0%	100.0%
LINE Games Corporation(6)	Game Development and Publishing	Korea	51.0%	49.5%
NemusTech Co., Ltd.(7)	Software development	Korea	88.5%	94.2%
Unblock Corporation(8)	Software development	Korea	53.6%	100.0%
LINE Taiwan Limited	Mobile Service	Taiwan	100.0%	100.0%
Line Biz+ Taiwan Limited	Payment Service	Taiwan	100.0%	70.0%
LFG HOLDINGS LIMITED	Character goods business	Hong Kong (China)	100.0%	100.0%
LINE Financial Asia Corporation Limited(9)	Financial related service	Hong Kong (China)	—	100.0%
LINE Company (Thailand) Limited(10)	e-commerce	Thailand	50.0%	50.0%
LINE SOUTHEAST ASIA CORP.PTE.LTD.(11)	Software development and mobile payment service	Singapore	100.0%	100.0%
LINE VIETNAM JOINT STOCK COMPANY(12)	Portal site operation	Vietnam	72.6%	98.8%

(1)	LINE GAME Global Gateway L.P. is in the process of liquidation and it is scheduled to be completed as of March 31, 2019.
(2)

The third-party allotment to SoftBank Corp. by LINE Mobile Corporation was executed in April, 2018. As a result, the share of the Group decreased from 100.0% to 49.0%, resulting in LINE Mobile Corporation to be accounted for as an associate under the equity method. The Group recorded gain on loss of control of subsidiaries in the amount of 9,494 million yen in Other operating income for the year ended December 31, 2018, as a result of re-measurement of the Group’s investment in the LINE Mobile Corporation, based on the fair value as of the day when the Group lost the control over this subsidiary.

(3)	As a result of capital injection executed in April 2018, LINE Financial Corporation became a specified subsidiary as its amount of share capital was equivalent to 10% of the Group’s capital amount.
(4)	The Group acquired additional shares of LINE Part-Time Job, Ltd. (renamed from AUBE in June 2018) in April 2018 and obtained 60.0% of ownership interest in this subsidiary.
(5)

The Company established LINE Digital Frontier Corporation and transferred its LINE Manga business and LINE Comics business to LINE Digital Frontier Corporation in July 2018. Subsequently, the third-party allotment to NAVER WEBTOON Corporation by LINE Digital Frontier Corporation was executed in August 2018. As a result, the share of the Group decreased from 100.0% to 70.0%.

(6)

NextFloor Corporation conducted an absorption-type merger with LINE Games Corporation and NextFloor Basement Labo Corporation on August 2018, and was renamed as LINE Games Corporation. As a result of this merger, the Group’s ownership interest net of treasury shares in LINE Games Corporation is 73.5%. In November 2018, LINE Games Corporation issued its new shares through a third-party allotment to Lungo Entertainment Ltd. resulting in a decrease in ownership interest net of treasury shares from 73.5% to 49.5% and due to this event, LINE Games Corporation Group including STAIRS Corporation to be accounted for as an associate under the equity method. For the year ended December 31, 2018, the Group recorded a gain on loss of control of subsidiaries in the amount of 15,300 million yen in Other operating income as a result of re-measurement of the fair value of the Group’s investment in LINE Games Corporation Group, measured based on the date the Group lost the control over this subsidiary.

(7)	LINE Plus Corporation exercised its right to purchase shares of NemusTech, Co., Ltd. in November 2018, resulting in an increase of the Group’s ownership in NemusTech, Co., Ltd. from 88.5% to 94.2%.
(8)	As a result of capital injection executed in May 2018, the Group’s ownership in Unblock Corporation increased from 53.6% to 100.0%.
(9)

As a result of the capital injection executed in October, 2010, LINE Asia Corporation Limited became a specified subsidiary as its amount of share capital is equivalent to 10% of the Group’s capital amount.

(10)

The Group’s ownership in LINE Company (Thailand) Limited is 50.0%, but it holds 90.9% of the voting rights. Accordingly, LINE Company (Thailand) Limited is included in the scope of consolidation for the Group’s consolidated financial statements

(11)	LINE BIZ+ PTE.LTD was renamed as LINE SOUTHEAST ASIA CORP.PTE.LTD. on January 1, 2018.
(12)

LINE SOUTHEAST ASIA CORP.PTE.LTD acquired additional shares of LINE VIETNAM JOINT STOCK COMPANY (renamed from Tre Tho Information Service Joint Stock Company in August 2018) from a third party, resulting in an increase of the Group’s ownership in LINE VIETNAM JOINT STOCK COMPANY from 72.6% to 98.8% in June 2018.

M T Burn Inc [member]
Statement [Line Items]
Summarized Financial Information for the Subsidiaries Which the Group Recognize Non-controlling Interest
(2)

The summarized financial information for the subsidiaries which the Group recognize non-controlling interest are as follows: The amount disclosed for each subsidiary are before inter-company eliminations.

	(In millions of yen)
	M.T.Burn Inc.
	December 31, 2017	December 31, 2018
Current assets	2,217	3,866
Non-current assets	231	174
Current liabilities	336	538
Non-current liabilities	64	42
Equity	2,048	3,460
Accumulated non-controlling interest	1,012	1,715

Proportionate share of non-controlling interest	49.5%	49.5%

	(In millions of yen)
	M.T.Burn Inc.
	2016	2017	2018
Revenue	2,236	3,921	3,186
Net profit for the year	513	1,338	1,416
Other comprehensive income	—	—	—

Total comprehensive income for the year	513	1,338	1,416

Profit attributable to non-controlling interest	259	661	703

Dividend paid to non-controlling interest	—	—	—

	(In millions of yen)
	M.T.Burn Inc.
	2016	2017	2018
Cash flows from operating activities	666	1,224	1,989
Cash flows from investing activities	1	—	—
Cash flows from financing activities	10	(258)	—

Net increase in cash and cash equivalent	677	966	1,989

Gatebox Inc [member]
Statement [Line Items]
Summarized Financial Information for the Subsidiaries Which the Group Recognize Non-controlling Interest
(In millions of yen)
	Gatebox Inc.
	December 31, 2017	December 31, 2018
Current assets	184	1,259
Non-current assets	473	353
Current liabilities	139	100
Non-current liabilities	134	2,046
Equity	384	(534)
Accumulated no-controlling interest	188	(261)

Proportionate share of non-controlling interest	49.0%	49.0%

	(In millions of yen)
	Gatebox Inc.
	2017	2018
Revenue	0	95
Net loss for the year	(541)	(917)
Other comprehensive income	—	—

Total comprehensive income for the year	(541)	(917)

Loss attributable to non-controlling interest	(192)	(449)

Dividend paid to non-controlling interest	—	—

	(In millions of yen)
	Gatebox Inc.
	2017	2018
Cash flows from operating activities	(397)	(963)
Cash flows from investing activities	(79)	(10)
Cash flows from financing activities	(1)	1,934

Net (decrease)/increase in cash and cash equivalent	(477)	961

LINE Company (Thailand) Limited [member]
Statement [Line Items]
Summarized Financial Information for the Subsidiaries Which the Group Recognize Non-controlling Interest

	(In millions of yen)
	LINE Company (Thailand) Limited
	December 31, 2017	December 31, 2018
Current assets	4,465	5,221
Non-current assets	2,178	2,583
Current liabilities	6,055	7,313
Non-current liabilities	602	2,049
Equity	(14)	(1,558)
Accumulated no-controlling interest	47	1,023

Proportionate share of non-controlling interest(1)	50.0%	50.0%

(1)	The non-controlling interest in LINE Company (Thailand) Limited is 50.0%, but it holds 9.1% of the voting rights.

	(In millions of yen)
	LINE Company (Thailand) Limited
	2016	2017	2018
Revenue	432	2,760	8,200
Net profit/(loss) for the year	164	357	(1,396)
Other comprehensive income	(20)	(60)	22

Total comprehensive income for the year	144	297	(1,374)

Profit/(loss) attributable to non-controlling interest	62	198	(816)

Dividend paid to non-controlling interest	—	—	—

	(In millions of yen)
	LINE Company (Thailand) Limited
	2016	2017	2018
Cash flows from operating activities	(586)	1,842	1,712
Cash flows from investing activities	(53)	(430)	(1,709)
Cash flows from financing activities	355	—	—

Net increase in cash and cash equivalent	(284)	1,412	3